FINANCIAL INSTRUMENTS - Sensitivity analysis (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2025 BRL (R$)	Dec. 31, 2024 BRL (R$)
Foreign currency sensitivity analysis
FINANCIAL INSTRUMENTS
Percentage of change	5.00%
Foreign currency sensitivity analysis | Loans and financing
FINANCIAL INSTRUMENTS
Percentage of change	5.00%	5.00%
Impact on income statement based on change in assumption	R$ 217,347	R$ 124,447
Foreign currency sensitivity analysis | Imports/Exports
FINANCIAL INSTRUMENTS
Percentage of change	5.00%	5.00%
Impact on income statement based on change in assumption	R$ 13,370	R$ 44,777
Foreign currency sensitivity analysis | Currency forward contracts
FINANCIAL INSTRUMENTS
Nominal amount exposure to forward contracts	0	0
Foreign currency sensitivity analysis | Swaps USD x DI
FINANCIAL INSTRUMENTS
Percentage of change	5.00%	5.00%
Impact on income statement based on change in assumption	R$ 8,643	R$ 9,556
Foreign currency sensitivity analysis | Swaps IPCA x DI
FINANCIAL INSTRUMENTS
Percentage of change	5.00%	5.00%
Impact on income statement based on change in assumption	R$ 252	R$ 0
Interest rate sensitivity analysis
FINANCIAL INSTRUMENTS
Interest rate change (as a percent)	0.10%	0.10%
Impact on income statement based on change in assumption	R$ 43,547	R$ 44,299
Sensitivity analysis of changes in prices of products sold
FINANCIAL INSTRUMENTS
Percentage of change	1.00%	1.00%
Impact on income statement based on change in assumption	R$ 698,585	R$ 670,267
Sensitivity analysis of changes in raw material and commodity prices
FINANCIAL INSTRUMENTS
Percentage of change	1.00%	1.00%
Impact on income statement based on change in assumption	R$ 445,379	R$ 419,850
Commodity contracts
FINANCIAL INSTRUMENTS
Percentage of change	5.00%	5.00%
Impact on income statement based on change in assumption	R$ 4,130	R$ 3,113